Other equity instruments - Schedule of Other Equity Instruments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OTHER EQUITY INSTRUMENTS (Details) - Schedule of Other Equity Instruments [Line Items]
At 1 January	£ 5,018	£ 4,268	£ 4,268
Contract/ notional amount £m	1,448,064	1,501,722
Repurchases and redemptions during the year:
Profit attributable to other equity holders	363	334	241
Distributions on other equity instruments	(363)	(334)	(241)
At 31 December	5,692	5,018	4,268
Other equity instruments
Issued in the year:
Issued in the year:	1,174	750	0
Other equity instruments | $550 million Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities
OTHER EQUITY INSTRUMENTS (Details) - Schedule of Other Equity Instruments [Line Items]
Contract/ notional amount £m	550
Issued in the year:
Issued in the year:	410	0	0
Other equity instruments | $1,000 million Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities
OTHER EQUITY INSTRUMENTS (Details) - Schedule of Other Equity Instruments [Line Items]
Contract/ notional amount £m	1,000
Issued in the year:
Issued in the year:	764	0	0
Other equity instruments | £750 million Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities
OTHER EQUITY INSTRUMENTS (Details) - Schedule of Other Equity Instruments [Line Items]
Contract/ notional amount £m	750
Issued in the year:
Issued in the year:	0	750	0
Other equity instruments | £500 million Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities
OTHER EQUITY INSTRUMENTS (Details) - Schedule of Other Equity Instruments [Line Items]
Contract/ notional amount £m	500
Repurchases and redemptions during the year:
Repurchases and redemptions during the year:	£ (500)	£ 0	£ 0